As filed with the Securities and Exchange Commission
on November 14, 2017

Securities Act File No. 333-214796

Investment Company Act File No. 811-23214

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 6	☒

(Check appropriate box or boxes)

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

Registrant’s Telephone Number, Including Area Code:

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 relates to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “Funds”), each a separate series of GraniteShares ETF Trust (the “Trust”). This Post-Effective Amendment No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 2 to the Trust’s Registration Statement.

November 14, 2017

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 14th day of November, 2017.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

	Signatures	Title	Date

	/s/ William Rhind	Trustee, President (Principal Executive	November 14, 2017
	William Rhind	Officer) and Chief Financial Officer
(Principal Financial and Accounting
Officer)

	/s/ Seddik Meziani*	Independent Trustee	November 14, 2017
Seddik Meziani

	/s/ Steven Smyser*	Independent Trustee	November 14, 2017
Steven Smyser

* By	/s/ William Rhind
William Rhind
Attorney-in-Fact

Exhibit Index

GraniteShares ETF Trust

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase